DUE TO RELATED PARTIES	12 Months Ended
Sep. 30, 2018
DUE TO RELATED PARTIES
NOTE 5. DUE TO RELATED PARTIES	The amounts represented temporary advances to the Company by the related parties of the Company, which were unsecured, interest-free and had no fixed terms of repayments.